United States
SECURITIES AND EXCHANGE COMMISSION
WASHIGNTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar or Quarter Ended: Decmember 31, 2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):	[ ] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this report:
		Name:			River and Mercantile Asset Management LLP
		Address:		30 Coleman Street
					London
					England
					EC2R 5AL
		13F File Number:	028-13893

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:
Name:			Julian Cripps
Title: 			Chief Operating Officer
Phone:			+44 (0)207 601 6262

Signature,		Place,			Date of Signing
Julian Cripps		London, England		January 13, 2011


Report Type (Check only one):
				[X]	13F HOLDINGS REPORT
				[ ]	13F NOTICE
				[ ]	13F COMBINATION REPORT
List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:NONE
Form 13F Information Table Entry Total: 55
Form 13F Information Table Value Total: $208,880

List of Other Included Managers: NONE
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	FORM 13F INFORMATION TABLE

Name of Issuer				Title of Class	CUSIP		Value		SHRS	Investment 	Other Manager	Voting
									(X$1000)		Discretion			Authority
AFFYMETRIX INC				COM		00826T108	644		128000	SOLE				SOLE
ALTRIA GROUP INC			COM		02209S103	168		6862	SOLE				SOLE
AOL INC					COM		00184X105	443		18700	SOLE				SOLE
APOLLO GROUP INC			CL A		037604105	58		1478	SOLE				SOLE
APPLE INC				COM		037833100	54		170	SOLE				SOLE
ARIBA INC				COM NEW		04033V203	10599		450832	SOLE				SOLE
BANK OF AMERICA CORP			COM		060505104	834		62500	SOLE				SOLE
BAXTER INTERNATIONAL INC		COM		071813109	90		1778	SOLE				SOLE
CAREER EDUCATION CORP			COM		141665109	3767		181600	SOLE				SOLE
CISCO SYSTEMS INC			COM		17275R102	9213		455528	SOLE				SOLE
CITIGROUP INC				COM		172967101	872		184200	SOLE				SOLE
CNINSURE INC   ADR			SPONSORED ADR	18976M103	621		36000	SOLE				SOLE
CONOCOPHILLIPS				COM		20825C104	11782		172964	SOLE				SOLE
DENBURY RESOURCES INC			COM NEW		247916208	47		2500	SOLE				SOLE
DR HORTON INC				COM		23331A109	541		45400	SOLE				SOLE
EBAY INC				COM		278642103	500		18000	SOLE				SOLE
EXELON CORP				COM		30161N101	9902		237778	SOLE				SOLE
FIDELITY NATIONAL FINANCIAL IN		CL A		31620R105	410		30000	SOLE				SOLE
FISERV INC				COM		337738108	292		5000	SOLE				SOLE
FLUOR CORP				COM		343412102	12040		181692	SOLE				SOLE
FOREST LABORATORIES INC			COM		345838106	51		1600	SOLE				SOLE
FOREST OIL CORP				COM PAR $0.01	346091705	11355		299020	SOLE				SOLE
FRONTIER COMMUNICATIONS CORP		COM		35906A108	11102		1140508	SOLE				SOLE
GENERAL ELECTRIC CO			COM		369604103	415		22700	SOLE				SOLE
HEWLETT-PACKARD CO			COM		428236103	10543		248166	SOLE				SOLE
INTEL CORP				COM		458140100	81		3894	SOLE				SOLE
INTERPUBLIC GROUP OF COS INC/T		COM		460690100	10927		1028000	SOLE				SOLE
JPMORGAN CHASE & CO			COM		46625H100	5597		131926	SOLE				SOLE
KEYCORP					COM		493267108	10634		1200239	SOLE				SOLE
LAZARD LTD SHS -A-			SHS A		G54050102	10892		275806	SOLE				SOLE
LDK SOLAR CO LTD              		SPONSORED ADR	50183L107	606		60000	SOLE				SOLE
LOWE'S COS INC				COM		548661107	41		1640	SOLE				SOLE
MILLICOM INTL CELLULAR SA     		SHS NEW		L6388F110	10410		108907	SOLE				SOLE
MONSANTO CO				COM		61166W101	8877		127473	SOLE				SOLE
MOODY'S CORP				COM		615369105	371		14000	SOLE				SOLE
NATIONAL OILWELL VARCO INC		COM		637071101	11369		168999	SOLE				SOLE
NVIDIA CORP				COM		67066G104	339		22000	SOLE				SOLE
PAMPA ENERGIA SA			SPONS ADR LVL I	697660207	51		3000	SOLE				SOLE
PFIZER INC				COM		717081103	13586		775685	SOLE				SOLE
PHILIP MORRIS INTERNATIONAL IN		COM		718172109	93		1600	SOLE				SOLE
REDIFF.COM INDIA LTD          		SPONSORED ADR	757479100	822		155000	SOLE				SOLE
REGIONS FINANCIAL CORP			COM		7591EP100	419		60000	SOLE				SOLE
RENESOLA LTD                  		SPONS ADS	75971T103	2970		340283	SOLE				SOLE
RF MICRO DEVICES INC			COM		749941100	443		60200	SOLE				SOLE
SINA CORPORATION			NOTE 7/1	82922RAB9	482		7000	SOLE				SOLE
SOHU.COM INC				COM		83408W103	253		4000	SOLE				SOLE
SOUTHWESTERN ENERGY CO			COM		845467109	101		2700	SOLE				SOLE
SYMANTEC CORP				COM		871503108	485		29000	SOLE				SOLE
TELE NORTE LESTE PARTICIPACOESADR	SPON ADR PFD	879246106	103		7039	SOLE				SOLE
TIFFANY & CO				COM		886547108	311		5000	SOLE				SOLE
TIME WARNER CABLE INC			COM		88732J207	10623		160860	SOLE				SOLE
WELLS FARGO & CO			COM		949746101	65		2100	SOLE				SOLE
WILLIS GROUP HOLDINGS PLC		SHS		G96666105	10917		315045	SOLE				SOLE
XILINX INC				COM		983919101	260		9000	SOLE				SOLE
YAHOO! INC				COM		984332106	382		23000	SOLE				SOLE

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